INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 87,524	$ 12,337
Accumulated Amortization	(8,586)	(5,731)
Total intangible assets, net	78,938	6,606
Amortization expense	2,235	1,559	$ 1,095
Expected amortization expense of intangible assets
2016	6,500
2017	6,100
2018	5,800
2019	5,500
2020 and thereafter	55,000
Power purchase agreements
INTANGIBLE ASSETS, NET
Gross Carrying Amount	71,770
Accumulated Amortization	(37)
Total intangible assets, net	71,733
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,528	1,622
Accumulated Amortization	(1,164)	(1,130)
Total intangible assets, net	364	492
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	14,226	10,715
Accumulated Amortization	(7,385)	(4,601)
Total intangible assets, net	6,841	$ 6,114
SSM | Power purchase agreements
INTANGIBLE ASSETS, NET
Total intangible assets, net	$ 72,000
Remaining contractual term	16 years